Loans and Borrowings - Additional Information (Details) € / shares in Units, $ in Thousands																		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 06, 2022 EUR (€)	Mar. 02, 2022 EUR (€)	Dec. 22, 2021 shares	Nov. 26, 2021 EUR (€)	Sep. 01, 2021 EUR (€) shares	Jul. 23, 2021 EUR (€)	Jul. 20, 2021 EUR (€)	Jun. 29, 2021 EUR (€)	Jun. 24, 2021 EUR (€) bank	Jun. 20, 2021	Apr. 06, 2021 EUR (€) bond shares	Mar. 02, 2021 EUR (€) shares	Feb. 04, 2021 EUR (€) shares	Jan. 25, 2021 EUR (€) euroPerBond oCEANE	Jan. 01, 2021 bond	Nov. 23, 2020 euroPerBond oCEANE	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Feb. 28, 2021 bond	Mar. 31, 2022 bond	Dec. 31, 2022 EUR (€) Facility Size euroPerBond payment installment oCEANE shares € / shares	Dec. 31, 2021 EUR (€) Facility Size euroPerBond oCEANE shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($) shares	Nov. 23, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Volatility, first level																				30.00%
Volatility, second level																				35.00%
No-risk rate																				(0.45%)
Capital increase																				€ 0	€ 65,332,000	€ 0
New shares created (in shares) | shares																				49,834,983	49,815,489		49,834,983
Fee and commission expense																					€ 2,303,000	745,000
Deferred tax liability (asset)																				€ 510,000	602,000	767,000
Deferred tax liabilities																				510,000	602,000
Deferred tax assets																				€ 0	0
Number of biannual installments | installment																				2
+ Proceeds from new loans and borrowings net of issue costs																				€ 0	15,270,000	0
Number of shares issued during period (in shares) | shares			3,985,239
Current convertible loans																				415,000	415,000
Non-current convertible loans																				49,861,000	47,682,000
Other borrowings																				24,999,000	26,138,000
Other current loans and borrowings																				4,665,000	1,773,000
Other non-current loans and borrowings																				20,334,000	€ 24,365,000
Refundable and conditional advances, Net book value																				3,229,000		3,229,000
TOTAL - Refundable and conditional advances | $																							$ 3,229
TOTAL																				€ 75,275,000
Minimum
Disclosure of detailed information about borrowings [line items]
Credit spread																				8.74%
Maximum
Disclosure of detailed information about borrowings [line items]
Credit spread																				9.76%
Potential ordinary share transactions [member]
Disclosure of detailed information about borrowings [line items]
Percentage of new shares issued (in percent)																				21.29%	21.24%
Maximum dilution of convertible instruments, percentage																				17.50%	17.52%
Within 1 Year
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances																				€ 0
TOTAL																				5,080,000
Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances																				0
TOTAL																				7,350,000
Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances																				0
TOTAL																				54,485,000
Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances																				0
TOTAL																				1,901,000
Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances																				0
TOTAL																				1,817,000
Later than five years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances | $																							$ 3,229
TOTAL																				€ 4,643,000
First Year
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																				0.25%			0.25%
Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Notional amount																				€ 50,276,000
Bonds at origin
Disclosure of detailed information about borrowings [line items]
Reference share price | € / shares																				€ 22.77
BPI FRANCE - IT-DIAB
Disclosure of detailed information about borrowings [line items]
Refundable and conditional advances, Total amount allocated																				€ 3,229,000	€ 3,229,000	3,229,000
Refundable and conditional advances, Receipts																				3,229,000	3,229,000	3,229,000
Refundable and conditional advances, Repayments																				0	0	0
Refundable and conditional advances, Effects of discounting																				0	0	€ 0
Refundable and conditional advances, Net book value																				€ 3,229,000	€ 3,229,000
Refundable and conditional advances, Grant date																				Dec. 23, 2008	Dec. 23, 2008
TOTAL - Refundable and conditional advances | $																							$ 3,229
BPI FRANCE - IT-DIAB | Within 1 Year
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances																				€ 0
BPI FRANCE - IT-DIAB | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances																				0
BPI FRANCE - IT-DIAB | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances																				0
BPI FRANCE - IT-DIAB | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances																				0
BPI FRANCE - IT-DIAB | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances																				€ 0
BPI FRANCE - IT-DIAB | Later than five years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances | $																							$ 3,229
OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE														2,895,260		3,048,780	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond														16.40		16.40	29.60
Aggregate nominal amount																	€ 180,000,000
Extension of maturity																3 years
Conversion Exchange Premium																550.00%
Accrued interest portion of buyback amount (in EUR per share) | euroPerBond														0.30
Buyback amount														€ 47,480,000
Buyback (EUR per bond) | euroPerBond														27.80
Debt component of a new amended OCEANE (in EUR per bond) | euroPerBond														24.12
Equity instrument of new amended OCEANE (in EUR per bond) | euroPerBond														3.68
Borrowings, recognized for amended obligation														€ 76,800,000
Payment for partial buyback														47,500,000
Recognition of financial gain before tax														35,600,000
New O C E AN E shares (in shares)					10,000						216,591	483,330	552,238		552,238			483,330	216,591	10,000
Capital increase	€ 297,812.5	€ 664,578.75			€ 13,750,000								€ 759,327.25
New shares created (in shares) | shares					55,000						1,191,250	2,658,312
Reduction in financial debt					€ 200,000						€ 5,200,000	€ 11,660,000	€ 13,320,000
Number of shares issued during period (in shares) | shares													3,037,309
Increase in equity before deferred taxes														11,700,000
Amount derecognized														€ 94,800,000
Notes and debentures issued																				€ 50,276,000	€ 48,097,000
OCEANE | Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE																	3,185,821			1,923,662	1,923,662
Nominal value per unit (in EUR per bond) | euroPerBond																	29.60			29.60	29.60
Effective Interest Rate																	8.80%			8.80%	8.80%
Notional amount																	€ 94,300,301.6			€ 56,940,395.2	€ 56,940,395.2
OCEANE | Bonds at origin
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE																	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond																	29.60
Conversion Exchange Premium																	30.00%
Interest rate (in percent)																	3.50%
Notional amount																	€ 179,999,997.6
Proportion of trading period over nominal value of OCEANEs (in percent)																	150.00%
Trading period																	20 days
Annual nominal interest rate, payable semi-annually (in percent)																	7.20%
O C E A N E 2022
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE																3,185,821
Nominal value per unit (in EUR per bond) | euroPerBond																29.60
Conversion Exchange Premium																550.00%
Pret Garanti Par L etat (PGE) Bancaire
Disclosure of detailed information about borrowings [line items]
Number of quarterly payments, amortization and interest | payment																				8
Number of quarterly payments, | payment																				20
Interest rate (in percent)																				2.25%			2.25%
Notional amount									€ 11,000,000
Number of French banks | bank									4
Repayment options, up to (in years)									6 years
+ Proceeds from new loans and borrowings net of issue costs								€ 10,919,000
Proportion of loan guaranteed by the French government (in percent)							90.00%
Increase in the debts																				€ 44,000
Pret Garanti Par L etat (PGE) Bancaire | Third Year
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																				1.00%			1.00%
Pret Garanti Par L etat (PGE) Bancaire | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																				0.75%			0.75%
BPI PGE [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 2,000,000
Debt instrument, initial term (in years)										1 year
Repayment options, up to (in years)										6 years
+ Proceeds from new loans and borrowings net of issue costs						€ 1,985,000
Proportion of loan guaranteed by the French government (in percent)							90.00%
BPI PGE [Member] | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																				1.65%	1.95%		1.65%
Subsidized Loan
Disclosure of detailed information about borrowings [line items]
Number of quarterly payments, | payment																				20
Notional amount																								€ 2,250,000
Debt instrument, initial term (in years)				6 years
+ Proceeds from new loans and borrowings net of issue costs				€ 2,250,000
Subsidized Loan | Revised terms
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																				2.25%			2.25%
Interest Rate, including state guarantee (in percent)																				1.00%
Convertible Loans [Member]
Disclosure of detailed information about borrowings [line items]
Convertible bond, yearly interest																				€ 1,993,000
Other Loans And Borrowings																				50,276,000
Convertible Loans [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				415,000
Convertible Loans [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				0
Convertible Loans [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				49,861,000
Convertible Loans [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				0
Convertible Loans [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				0
Convertible Loans [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				0
Refundable And Conditional Advances [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings																				3,229,000	€ 3,229,000
Other current loans and borrowings																				0	0
Other non-current loans and borrowings																					3,229,000
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings																				15,196,000	15,824,000
Other current loans and borrowings																				3,619,000	667,000
Other non-current loans and borrowings																				11,578,000	15,156,000
Other Loans And Borrowings																				15,196,000
Bank Loans [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)
Facility size | Facility Size																				20,465,000
Installments
Bank loan outstanding																				€ 15,221,000	15,864,000
Bank Loans [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				3,619,000
Bank Loans [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				6,339,000
Bank Loans [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				3,601,000
Bank Loans [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				867,000
Bank Loans [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				771,000
Bank Loans [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				0
Bank Loans [Member] | C D N Three [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.72%			0.72%
Debt maturity date																				April 2016
Facility size | Facility Size																				500,000
Installments																				60 monthly
Bank loan outstanding																				€ 0	0
Bank Loans [Member] | C D N Four [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.36%			0.36%
Debt maturity date																				June 2017
Facility size | Facility Size																				600,000
Installments																				48 monthly
Bank loan outstanding																				€ 0	0
Bank Loans [Member] | C D N Five [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.46%			0.46%
Debt maturity date																				November 2018
Facility size | Facility Size																				500,000
Installments																				48 monthly
Bank loan outstanding																				€ 0	115,000
Bank Loans [Member] | C I C Four [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.69%			0.69%
Debt maturity date																				December 2016
Facility size | Facility Size																				265,000
Installments																				60 monthly
Bank loan outstanding																				€ 0	4,000
Bank Loans [Member] | C I C Five [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.69%			0.69%
Debt maturity date																				July 2017
Facility size | Facility Size																				1,000,000
Installments																				60 monthly
Bank loan outstanding																				€ 0	152,000
Bank Loans [Member] | B N P Two [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.80%			0.80%
Debt maturity date																				June 2016
Facility size | Facility Size																				500,000
Installments																				20 quarterly
Bank loan outstanding																				€ 0	0
Bank Loans [Member] | B N P Three [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.80%			0.80%
Debt maturity date																				October 2016
Facility size | Facility Size																				1,050,000
Installments																				20 quarterly
Bank loan outstanding																				€ 0	105,000
Bank Loans [Member] | B N P Four [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.87%			0.87%
Debt maturity date																				April 2017
Facility size | Facility Size																				800,000
Installments																				60 monthly
Bank loan outstanding																				€ 54,000	217,000
Bank Loans [Member] | Other [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.00%			0.00%
Debt maturity date																				-
Facility size | Facility Size																				0
Installments																				0
Bank loan outstanding																				€ 17,000	€ 20,000
Bank Loans [Member] | CDN PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				1.36%	1.36%		1.36%
Debt maturity date																				June 2021
Facility size | Facility Size																				900,000	900,000
Installments																				8 quarterly
Bank loan outstanding																				€ 900,000	€ 900,000
Bank Loans [Member] | CIC PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.75%	0.75%		0.75%
Debt maturity date																				June 2021
Facility size | Facility Size																				2,200,000	2,200,000
Installments																				8 quarterly
Bank loan outstanding																				€ 2,200,000	€ 2,200,000
Bank Loans [Member] | BNP PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.45%	0.45%		0.45%
Debt maturity date																				June 2021
Facility size | Facility Size																				4,900,000	4,900,000
Installments																				8 quarterly
Bank loan outstanding																				€ 4,900,000	€ 4,900,000
Bank Loans [Member] | Natixis PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				0.40%	0.40%		0.40%
Debt maturity date																				June 2021
Facility size | Facility Size																				3,000,000	3,000,000
Installments																				8 quarterly
Bank loan outstanding																				€ 3,000,000	€ 3,000,000
Bank Loans [Member] | BPI Pret Taux Bonifie [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized																				€ 0
Interest rate (in percent)																				2.25%			2.25%
Debt maturity date																				November 2021
Facility size | Facility Size																				2,250,000
Installments																				20 quarterly
Bank loan outstanding																				€ 2,250,000	2,250,000
Bank Loans [Member] | Effective Interest Rate | CDN PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																				2.08%			2.08%
Bank Loans [Member] | Effective Interest Rate | CIC PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																				1.46%			1.46%
Bank Loans [Member] | Effective Interest Rate | BNP PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																				1.16%			1.16%
Bank Loans [Member] | Effective Interest Rate | Natixis PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)																				1.11%			1.11%
Obligations Under Leases [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings																				€ 6,559,000	7,069,000
Other current loans and borrowings																				1,032,000	1,089,000
Other non-current loans and borrowings																				5,527,000	5,980,000
Accrued Interests [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings																				14,000	16,000
Other current loans and borrowings																				14,000	16,000
Other non-current loans and borrowings																				0	0
Other Loans And Borrowings																				14,000
Accrued Interests [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				14,000
Accrued Interests [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				0
Accrued Interests [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				0
Accrued Interests [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				0
Accrued Interests [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				0
Accrued Interests [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				0
Other Financial Loans And Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings																				0	0
Other current loans and borrowings																				0	0
Other non-current loans and borrowings																				0	€ 0
Other Loans And Borrowings																				72,046,000
Other Financial Loans And Borrowings [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				5,080,000
Other Financial Loans And Borrowings [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				7,350,000
Other Financial Loans And Borrowings [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				54,485,000
Other Financial Loans And Borrowings [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				1,901,000
Other Financial Loans And Borrowings [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				1,817,000
Other Financial Loans And Borrowings [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				1,414,000
Lease
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				6,559,000
Lease | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				1,032,000
Lease | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				1,011,000
Lease | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				1,022,000
Lease | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				1,034,000
Lease | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				1,046,000
Lease | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings																				€ 1,414,000